Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	COMMUNITYCORP
Entity Central Index Key	0001020347
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Public Float		$ 0

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents:
Cash and due from banks	$ 4,359,616	$ 4,206,974
Interest bearing deposits	18,119,554	9,966,826
Federal funds sold	7,738,000	2,004,000
Total cash and cash equivalents	30,217,170	16,177,800
Time deposits with other banks	750,000	1,000,000
Investment securities:
Securities available-for-sale	28,235,661	26,955,350
Securities held-to-maturity (estimated fair value of $308,955 in 2011 and $309,023 in 2010)	299,921	299,885
Nonmarketable equity securities	259,100	302,300
Total investment securities	28,794,682	27,557,535
Loans receivable	93,808,071	105,297,684
Less allowance for loan losses	(1,967,069)	(2,019,497)
Loans receivable, net	91,841,002	103,278,187
Premises and equipment, net	2,801,575	2,903,212
Accrued interest receivable	664,266	785,859
Other real estate owned	3,290,077	2,764,189
Other assets	1,091,864	1,361,893
Total assets	159,450,636	155,828,675
Deposits:
Noninterest-bearing transaction accounts	13,878,196	14,077,860
Interest-bearing transaction accounts	22,621,602	21,295,198
Money market savings accounts	4,865,739	4,116,167
Savings	16,606,425	14,452,567
Time deposits $100,000 and over	46,260,817	46,142,153
Other time deposits	36,591,782	37,499,876
Total deposits	140,824,561	137,583,821
Accrued interest payable	279,389	451,331
Other liabilities	118,264	154,686
Total liabilities	141,222,214	138,189,838
Commitments and contingencies - Notes 4 and 10
Shareholders' Equity:
Preferred stock, $5 par value, 3,000,000 shares authorized and unissued
Common stock, $5 par value, 3,000,000 shares authorized; 300,000 shares issued	1,500,000	1,500,000
Capital surplus	1,737,924	1,737,924
Retained earnings	18,969,210	18,782,807
Accumulated other comprehensive income (loss)	338,430	(64,752)
Treasury stock (66,997 shares in 2011 and 2010)	(4,317,142)	(4,317,142)
Total shareholders' equity	18,228,422	17,638,837
Total liabilities and shareholders' equity	$ 159,450,636	$ 155,828,675

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Securities held-to-maturity, fair value	$ 308,955	$ 309,023
Preferred stock, par value	$ 5	$ 5
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	3,000,000	3,000,000
Common stock, shares issued	300,000	300,000
Treasury stock, shares	66,997	66,997

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans, including fees	$ 6,040,189	$ 6,806,911
Securities
Taxable securities	404,232	330,358
Tax-exempt	399,015	451,266
Nonmarketable	2,267	1,009
Other	49,252	71,721
Total interest income	6,894,955	7,661,265
Interest Expense:
Deposit accounts	1,456,576	2,148,412
Net Interest Income	5,438,379	5,512,853
Provision for loan losses	1,920,500	1,866,000
Net Interest Income after Provision for Loan Losses	3,517,879	3,646,853
Other Operating Income
Service charges on deposit accounts	439,586	448,429
Commissions on credit life insurance	3,080	8,254
Other charges, fees, and commissions	101,834	96,017
Gain on sale of available-for-sale securities	226,788	262,011
Other	21,248	26,809
Noninterest Income, Total	792,536	841,520
Non-Interest Expenses
Salaries and employee benefits	1,901,574	1,982,695
Net occupancy expense	274,251	271,063
Equipment expense	362,218	357,561
Other operating	1,488,581	1,365,514
Total noninterest expenses	4,026,624	3,976,833
Income Before Income Taxes	283,791	511,540
Income tax expense (benefit)	(19,113)	52,130
Net Income	$ 302,904	$ 459,410
Earnings per Share
Weighted average common shares outstanding	233,003	233,251
Basic earnings per share	$ 1.3	$ 1.97

Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (Loss) (USD $)	Total	Common stock	Capital Surplus	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Stock
Beginning Balance at Dec. 31, 2009	$ 17,745,653	$ 1,500,000	$ 1,737,924	$ 286,072	$ 18,440,398	$ (4,218,741)
Beginning Balance (in shares) at Dec. 31, 2009		300,000
Net income	459,410				459,410
Other comprehensive income (loss), net of tax benefit of $212,362 in 2011 and $184,785 in 2010	(350,824)			(350,824)
Comprehensive income	108,586
Cash dividends paid ($0.50 per share)	(117,001)				(117,001)
Purchase of treasury stock	(98,401)					(98,401)
Ending Balance at Dec. 31, 2010	17,638,837	1,500,000	1,737,924	(64,752)	18,782,807	(4,317,142)
Ending Balance (in shares) at Dec. 31, 2010		300,000
Net income	302,904				302,904
Other comprehensive income (loss), net of tax benefit of $212,362 in 2011 and $184,785 in 2010	403,182			403,182
Comprehensive income	706,086
Cash dividends paid ($0.50 per share)	(116,501)				(116,501)
Ending Balance at Dec. 31, 2011	$ 18,228,422	$ 1,500,000	$ 1,737,924	$ 338,430	$ 18,969,210	$ (4,317,142)
Ending Balance (in shares) at Dec. 31, 2011		300,000

Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss), tax benefit	$ 212,362	$ 184,785
Cash dividends paid, per share	$ 0.5	$ 0.5

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 302,904	$ 459,410
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,920,500	1,866,000
Depreciation expense	211,833	238,346
Premium amortization less discount accretion on investment securities	22,533	45,951
Gain on sale of securities available-for-sale	(226,788)	(262,011)
Loss (gain) on sale of other real estate owned	(96,084)	17,000
Deferred income tax benefit	(9,598)	(153,660)
Write down of other real estate owned	164,864
Net amortization of loan fees and costs	(10,311)	(4,357)
Decrease in accrued interest receivable	121,593	192,641
Decrease in accrued interest payable	(171,942)	(250,648)
Decrease in other assets	67,265	723,795
Increase (decrease) in other liabilities	(36,423)	47,938
Net cash provided by operating activities	2,260,346	2,920,405
Cash flows from investing activities:
Proceeds from maturities of securities available-for-sale	15,448,820	9,404,344
Proceeds from sale of securities available-for-sale	3,268,863	4,562,437
Purchases of securities available-for-sale	(19,178,231)	(16,621,567)
Proceeds from maturities of securities held-to-maturity		265,000
Net decrease in nonmarketable equity securities	43,200
Proceeds from maturities of time deposits with other banks	250,000	500,000
Proceeds from sale of other real estate owned	1,111,649	50,000
Net decrease in loans to customers	7,820,680	6,774,121
Purchases of premises and equipment	(110,196)	(51,629)
Net cash provided by investing activities	8,654,785	4,882,706
Cash flows from financing activities:
Net increase (decrease) in demand deposits, interest-bearing transaction accounts and savings accounts	4,030,170	(217,476)
Net decrease in time deposits	(789,430)	(8,886,699)
Cash dividends paid	(116,501)	(117,001)
Purchase of treasury stock		(98,401)
Net cash provided (used) by financing activities	3,124,239	(9,319,577)
Net increase (decrease) in cash and cash equivalents	14,039,370	(1,516,466)
Cash and cash equivalents, beginning of year	16,177,800	17,694,266
Cash and cash equivalents, end of year	30,217,170	16,177,800
Cash paid during the year for:
Income taxes	66,000	13,000
Interest	1,628,518	2,399,060
Supplemental non cash activities
Changes in unrealized gains on securities available-for-sale	403,182	(350,824)
Foreclosures on loans	$ 1,706,317	$ 2,491,189

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation - Communitycorp, a bank holding company, (the “Company”), and its subsidiary, Bank of Walterboro (the Bank), provide commercial banking services to domestic markets principally in Colleton, Charleston, and Jasper counties South Carolina. The consolidated financial statements include the accounts of the parent company and its wholly-owned subsidiary after elimination of all significant intercompany balances and transactions.

Disclosure Regarding Segments - The Company reports as one operating segment, as the chief operating decision-maker reviews the results of operations of the Company as a single enterprise.

Management’s Estimates - The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for losses on loans, including valuation allowances for impaired loans, and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the value of foreclosed real estate, management obtains independent appraisals for significant properties. Management must also make estimates in determining the estimated useful lives and methods for depreciating premises and equipment.

While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for losses on loans. Such agencies may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination. Because of these factors, it is possible that the allowance for losses on loans and may change in the near term.

Securities Available-for-Sale - Investment securities available-for-sale are carried at amortized cost and adjusted to estimated fair value by recognizing the aggregate unrealized gains or losses in a valuation account. Aggregate market valuation adjustments are recorded in shareholders’ equity net of deferred income taxes. Reductions in fair value considered by management to be other than temporary are reported as a realized loss and a reduction in the cost basis of the security. The adjusted cost basis of securities available-for-sale is determined by specific identification and is used in computing the gain or loss upon sale.

Securities Held-to-Maturity - Investment securities held-to-maturity are stated at cost, adjusted for amortization of premium and accretion of discount computed by the straight-line method. The Company has the ability and management has the intent to hold designated investment securities to maturity. Reductions in market value considered by management to be other than temporary are reported as a realized loss and a reduction in the cost basis of the security.

Nonmarketable Equity Securities – At December 31, 2011 and 2010, non-marketable equity securities consist of the following:

	December 31,
	2011	2010
Federal Home Loan Bank	$253,100	$296,300
Investments in Community Banks	6,000	6,000
Total	$259,100	$302,300

Nonmarketable equity securities are carried at cost since no quoted market value and no ready market exists. Investment in the Federal Home Loan Bank is a condition of borrowing from the Federal Home Loan Bank, and the stock is pledged to collateralize such borrowings. Dividends received on nonmarketable equity securities are included as a separate component of interest income.

Impairment of Investment Securities – Declines in the fair value of individual securities classified as either held-to-maturity or available-for-sale below their amortized cost that are deemed to be other-than-temporary result in write-downs included in operations as realized losses. In estimating other-than-temporary impairment, manage considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for an anticipated recovery in fair value.

Loans Receivable and Interest Income – Loans are stated at the amount of unpaid principal reduced by an allowance for loan losses. Interest income on all loans is computed based upon the unpaid principal balance. Interest income is computed using the simple interest method and is recorded in the period earned.

The Company determines a loan to be delinquent when payments have not been made according to contractual terms, typically evidenced by nonpayment of a monthly installment by the due date. The accrual of interest income is discontinued when a loan becomes 90 days past due as to principal or interest. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral exceeds the principal balance and accrued interest.

Loan origination and commitment fees and certain direct loan origination costs (principally salaries and employee benefits) are being deferred and amortized to income over the contractual life of the related loans or commitments, adjusted for prepayments, using the level yield method.

Allowance for Loan Losses - The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are classified as doubtful, substandard or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows or collateral value or observable market price of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures, unless such loans are the subject of a restructuring agreement.

In situations where, for economic or legal reasons related to a borrower’s financial difficulties, a concession to the borrower is granted that the Company would not otherwise consider, the related loan is classified as a troubled debt restructuring. The restructuring of a loan may include the transfer from the borrower to the Company of real estate, receivables from third parties, other assets, or an equity interest in the borrower in full or partial satisfaction of the loan, modification of the loan terms, or a combination of the above.

Loan Fees and Costs - Nonrefundable fees and certain direct costs associated with the origination of loans are deferred and recognized as a yield adjustment over the contractual life of the related loans, or if the related loan is held for resale, until such time that the loan is sold. As of December 31, 2011 and 2010 the Bank did not have any loans held for sale. Recognition of deferred fees and costs is discontinued on nonaccrual loans until they return to accrual status or are charged-off.

Concentrations of Credit Risk - Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of loans receivable, investment securities, federal funds sold and amounts due from banks.

The Company makes loans to individuals and small businesses for various personal and commercial purposes principally in Colleton, Charleston, and Jasper counties South Carolina. The Company’s loan portfolio is not concentrated in loans to any single borrower or a relatively small number of borrowers. Additionally, management is not aware of any concentrations of loans to classes of borrowers or industries that would be similarly affected by economic conditions.

In addition to monitoring potential concentrations of loans to particular borrowers or groups of borrowers, industries and geographic regions, management monitors exposure to credit risk from concentrations of lending products and practices such as loans that subject borrowers to substantial payment increases (e.g. principal deferral periods, loans with initial interest-only periods, etc), and loans with high loan-to-value ratios. Management has determined that there is no concentration of credit risk associated with its lending policies or practices. Additionally, there are industry practices that could subject the Company to increased credit risk should economic conditions change over the course of a loan’s life. For example, the Company makes variable rate loans and fixed rate principal-amortizing loans with maturities prior to the loan being fully paid (i.e. balloon payment loans). These loans are underwritten and monitored to manage the associated risks. Therefore, management believes that these particular practices do not subject the Company to unusual credit risk.

The Company’s investment portfolio consists principally of obligations of the United States, its agencies or its corporations and general obligation municipal securities. In the opinion of management, there is no concentration of credit risk in its investment portfolio. The Company places its deposits and correspondent accounts with and sells its federal funds to high quality institutions. Management believes credit risk associated with correspondent accounts is not significant.

Premises and Equipment - Premises and equipment are stated at cost, less accumulated depreciation. The provision for depreciation is computed by the straight-line method. Rates of depreciation are generally based on the following estimated useful lives: buildings - 40 years; furniture and equipment - 5 to 10 years. The cost of assets sold or otherwise disposed of, and the related accumulated depreciation are eliminated from the accounts and the resulting gains or losses are reflected in the income statement. Maintenance and repairs are charged to current expense as incurred, and the costs of major renewals and improvements are capitalized.

Other Real Estate Owned - Other real estate owned includes real estate acquired through foreclosure. Other real estate owned is initially recorded at the lower of cost (principal balance of the former loan plus costs of improvements) or estimated fair value. Any write-downs at the dates of acquisition are charged to the allowance for loan losses. Expenses to maintain such assets, subsequent write-downs and gains and losses on disposal are included in other expenses.

FairValue Measurements - The Company follows the guidance for Financial Instruments and Fair Value Measurements and Disclosures. This guidance permits entities to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This guidance clarifies that fair value is an exit price, representing the amount that would be received to sell and asset or paid to transfer a liability in an orderly transaction between market participants. Under this guidance, fair value measurements are not adjusted for transaction costs. This guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Income and Expense Recognition - The accrual method of accounting is used for all significant categories of income and expense. Immaterial amounts of insurance commissions and other miscellaneous fees are reported when received.

Advertising - Advertising, promotional, and other business development costs generally are expensed as incurred. External costs incurred in producing media advertising are expensed the first time the advertising takes place. External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent. Expenses charged for advertising were $41,158 and $31,221 at December 31, 2011 and 2010, respectively.

Income Taxes - Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. In addition, deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. We recognize interest and penalties related to income tax matters in income tax expense.

Retirement and Deferred Compensation Plans - The Company has a trusteed noncontributory profit-sharing plan which provides retirement and other benefits to all full-time employees who have worked 1,000 or more hours during the calendar year and have put in one year of service. All eligible employees must be at least age 21. Contributions are determined annually by the Board of Directors. Expenses charged to earnings for the profit-sharing plan were $81,470 and $67,252 in 2011 and 2010, respectively. The Company’s policy is to fund contributions to the profit-sharing plan in the amount approved by the Board of Directors. In addition, the plan includes a “salary reduction” feature pursuant to Section 401(k) of the Internal Revenue Code. Under the plan and present policies, participants are permitted to make discretionary contributions up to 10% of annual compensation. The Company makes no matching contributions to this plan.

Additionally, the Company has a nonqualified voluntary salary deferral plan for certain officers of the Company. Under the plan, these officers may defer up to 25% of their compensation and earn interest on the deferred amount. Upon retirement, the total amount deferred and interest earned is to be paid to each participant over a period not to exceed fifteen years. The total amount deferred and unpaid under this plan was $436,442 and $431,710 at December 31, 2011 and 2010, respectively. No expenses were charged to earnings for the salary deferral plan in either 2011 or 2010. The Company does not provide post employment benefits to employees beyond the plans described above.

Earnings Per Share - Earnings per share is calculated by dividing earnings by the weighted-average number of common shares outstanding during the year. The Company has no instruments which are considered common stock equivalents and therefore, dilutive earnings per share is not presented.

Statement of Cash Flows - For purposes of reporting cash flows, the Company considers certain highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. Cash equivalents include amounts due from banks, federal funds sold, and securities purchased under agreements to resell.

Comprehensive Income - Accounting principles generally accepted in the United States of America require that recognized revenue, expenses, gains, and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

The components of other comprehensive income and related tax effects are as follows:

	Year Ended December 31,
	2011	2010
Net unrealized gains (losses) on available-for-sale securities arising during the period	$764,090	$(363,992)
Less, reclassification adjustment for gained realized in net income, net of tax	148,546	171,617
Net unrealized gains on securities	615,544	(535,609)
Tax expense (benefit)	212,362	(184,785)
Net-of-tax amount	$403,182	$(350,824)

Off-Balance-Sheet Financial Instruments - In the ordinary course of business, the Company has entered into off-balance-sheet financial instruments consisting of commitments to extend credit and standby letters of credit. These financial instruments are recorded in the financial statements when they become payable by the customer.

Recently Issued Accounting Pronouncements - The following is a summary of recent authoritative pronouncements that could impact the accounting, reporting, and / or disclosure of financial information by the Company.

In July 2010, the Receivables topic of the Accounting Standards Codification (“ASC”) was amended by Accounting Standards Update (“ASU”) 2010-20 to require expanded disclosures related to a company’s allowance for credit losses and the credit quality of its financing receivables. The amendments require the allowance disclosures to be provided on a disaggregated basis. The Company is required to include these disclosures in its interim and annual financial statements.

Disclosures about Troubled Debt Restructurings (“TDRs”) required by ASU 2010-20 were deferred by the Financial Accounting Standards Board (“FASB”) in ASU 2011-01 issued in January 2011. In April 2011 the FASB issued ASU 2011-02 to assist creditors with their determination of when a restructuring is a TDR. The determination is based on whether the restructuring constitutes a concession and whether the debtor is experiencing financial difficulties as both events must be present. Disclosures related to TDRs under ASU 2010-20 are presented in Note 4.

In April 2011, the criteria used to determine effective control of transferred assets in the Transfers and Servicing topic of the ASC was amended by ASU 2011-03. The requirement for the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and the collateral maintenance implementation guidance related to that criterion were removed from the assessment of effective control. The other criteria to assess effective control were not changed. The amendments are effective for the Company beginning January 1, 2012, but are not expected to have a material effect on the financial statements.

ASU 2011-04 was issued in May 2011 to amend the Fair Value Measurement topic of the ASC by clarifying the application of existing fair value measurement and disclosure requirements and by changing particular principles or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments will be effective for the Company beginning January 1, 2012, but are not expected to have a material effect on the financial statements.

The Comprehensive Income topic of the ASC was amended in June 2011. The amendment eliminates the option to present other comprehensive income as a part of the statement of changes in stockholders’ equity. The amendment requires consecutive presentation of the statement of net income and other comprehensive income and requires an entity to present reclassification adjustments from other comprehensive income to net income on the face of the financial statements. The amendments will be applicable to the Company on January 1, 2012 and will be applied retrospectively.

Other accounting standards that have been issued or proposed by the Financial Accounting Standards Board (the “FASB”) or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Reclassifications - Certain captions and amounts in the consolidated financial statements of 2010 were reclassified to conform with the 2011 presentation. These reclassifications had no effect on previously reported net income or shareholders’ equity.

CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
CASH AND DUE FROM BANKS

NOTE 2 - CASH AND DUE FROM BANKS

The Company is required by regulation to maintain an average cash reserve balance based on a percentage of deposits. The average amounts of the cash reserve balances at December 31, 2011 and 2010 were $673,000 and $623,000, respectively. These requirements were satisfied by vault cash.

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENT SECURITIES

NOTE 3 - INVESTMENT SECURITIES

Securities Available-for-Sale

The amortized cost and estimated fair values of securities available-for-sale were:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2011
U.S. Government agencies	$16,141,338	$25,671	$17,922	$16,149,087
Mortgage-backed securities	3,082,769	102,153	933	3,183,989
Municipals	8,294,866	411,881	4,162	8,702,585
Other	200,000	-	-	200,000
Total	$27,718,973	$539,705	$23,017	$28,235,661

December 31, 2010
U.S. Government agencies	$13,891,989	$11,473	$312,020	$13,591,442
Mortgage-backed securities	1,842,249	24,286	15,269	1,851,266
Municipals	11,119,970	247,905	55,233	11,312,642
Other	200,000	-	-	200,000
Total	$27,054,208	$283,664	$382,522	$26,955,350

The following table shows gross unrealized losses and fair value, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and December 31, 2010.

	December 31, 2011		December 31, 2010
	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses
Less Than 12 Months
U.S Government agencies	$5,128,646	$17,922	$13,344,043	$327,289
Mortgage-backed securities	507,650	933	-	-
Municipals	603,319	4,162	2,151,511	55,233
	$6,239,615	$23,017	$15,495,554	$382,522

The Company believes that the deterioration in value is attributable to changes in market interest rates and not in credit quality and considers these losses temporary. The Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell these securities before recovery of their amortized costs. No available-for-sale securities were in a loss position 12 months or more at December 31, 2011 or 2010. Management evaluates investment securities in a loss position based on length of impairment, severity of impairment and other factors.

The amortized cost and estimated fair values of securities available-for-sale based on their contractual maturities are summarized below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations without penalty.

	December 31, 2011
	Amortized	Estimated
	Cost	Fair Value
Due within one year	$200,000	$203,940
Due after one year but within five years	1,902,453	1,976,281
Due after five years but within ten years	10,590,806	10,840,401
Due after ten years	11,942,945	12,031,050
	24,636,204	25,051,672
Mortgage-backed securities	3,082,769	3,183,989
Total	$27,718,973	$28,235,661

During 2011 gross proceeds from the sale of available-for-sale securities were $3,268,863 resulting in gains of $226,788. Gross proceeds from the sale of available-for-sale securities were $4,562,437 resulting in gains of $262,011 during 2010.

Securities Held-To-Maturity

The amortized cost and estimated fair values of securities held-to-maturity were:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2011
Municipals	$299,921	$9,034	$-	$308,955

December 31, 2010 -
Municipals	$299,885	$9,138	$-	$309,023

The amortized cost and estimated fair values of securities held-to-maturity based on their contractual maturities are summarized below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations without penalty.

	December 31, 2011
	Amortized	Estimated
	Cost	Fair Value
Due after one year but within five years	$299,921	$308,955

At December 31, 2011 and 2010, investment securities with an amortized cost of $14,009,680 and $12,098,918, respectively, and a fair value of $14,374,797 and $12,220,375, respectively, were pledged as collateral to secure public deposits and short-term borrowings.

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

NOTE 4 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Major classifications of loans receivable are summarized as follows:

	December 31,
	2011	2010
Real estate – construction	$11,684,137	$12,674,197
Real estate – mortgage	69,916,752	76,149,357
Commercial and industrial	7,682,631	11,602,305
Consumer and other	4,524,551	4,871,825
Total gross loans	$93,808,071	$105,297,684

The loan portfolio consisted of loans having:

Variable rates loans	$4,085,650	$3,206,699
Fixed rates	89,722,421	102,090,985
Total gross loans	$93,808,071	$105,297,684

Included in the gross loans above are:
Nonaccrual loans	$5,389,684	$4,805,658
Loans past due 90 days still accruing interest	-	-

Transactions in the allowance for loan losses are summarized below:

	Years Ended December 31,
	2011	2010
Balance, beginning of year	$2,019,497	$2,053,340
Provision charged to operations	1,920,500	1,866,000
Recoveries on loans previously charged-off	15,640	11,932
Loans charged-off	(1,988,568)	(1,911,775)
Balance, end of year	$1,967,069	$2,019,497

The following is an analysis of the allowance for loan losses by class of loans for the years ended December 31, 2011 and 2010.

December 31, 2011

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Beginning Balance	$2,019	$807	$404	$1,211	$606	$202
Provisions	1,921	1,062	680	1,742	128	51
Recoveries	16	-	4	4	8	4
Charge-offs	(1,989)	(1,100)	(704)	(1,804)	(133)	(52)
Ending balance	$1,967	$769	$384	$1,153	$609	$205

December 31, 2010

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Beginning Balance	$2,053	$826	$413	$1,239	$616	$198
Provisions	1,866	746	373	1,119	560	187
Recoveries	12	-	-	-	4	8
Charge-offs	(1,912)	(765)	(382)	(1,147)	(574)	(191)
Ending balance	$2,019	$807	$404	$1,211	$606	$202

At December 31, 2011 and 2010, the allocation of the allowance for loan losses and the recorded investment in loans summarized on the basis of the Company’s impairment methodology was as follows:

December 31, 2011

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Allowance for Loan Losses

Examined for Impairment
Individually	$853	$389	$269	$658	$195	$-
Collectively	1,114	380	115	495	414	205

Allowance for Loan Losses	$1,967	$769	$384	$1,153	$609	$205

Total Loans

Examined for Impairment
Individually	$8,894	$3,585	$3,236	$6,821	$2,063	$10
Collectively	84,914	8,099	66,681	74,780	5,620	4,514
Total Loans	$93,808	$11,684	$69,917	$81,601	$7,683	$4,524

December 31, 2010

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Allowance for Loan Losses

Examined for Impairment
Individually	$373	$296	$25	$321	$40	$12
Collectively	1,646	511	379	890	566	190
Allowance for Loan Losses	$2,019	$807	$404	$1,211	$606	$202

Total Loans

Examined for Impairment
Individually	$7,703	$3,162	$4,121	$7,283	$303	$117
Collectively	97,595	9,512	72,029	81,541	11,299	4,755
Total Loans	$105,298	$12,674	$76,150	$88,824	$11,602	$4,872

The Company identifies impaired loans through its normal internal loan review process. Loans on the Company’s problem loan watch list are considered potentially impaired loans. These loans are evaluated in determining whether all outstanding principal and interest are expected to be collected. Loans are not considered impaired if a minimal delay occurs and all amounts due including accrued interest at the contractual interest rate for the period of delay are expected to be collected.

The following summarizes the Company’s impaired loans by class as of December 31, 2011 and 2010.

December 31, 2011

		Unpaid
(Dollars in Thousands)	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Real estate
Construction	$2,205	$3,099	$-
Mortgage	2,104	2,369	-
Total real estate loans	4,309	5,468	-
Commercial	1,851	1,894	-
Consumer and other	10	10	-
	6,170	7,372	-

With an allowance recorded:
Real estate
Construction	$1,380	$1,445	$389
Mortgage	1,132	1,386	269
Total real estate loans	2,512	2,831	658
Commercial	212	212	195
Consumer and other	-	-	-
	2,724	3,043	853

Total
Real estate
Construction	$3,585	$4,544	$389
Mortgage	3,236	3,755	269
Total real estate loans	6,821	8,299	658
Commercial	2,063	2,106	195
Consumer and other	10	10	-
Total	$8,894	$10,415	$853

December 31, 2010

		Unpaid
(Dollars in Thousands)	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Real estate
Construction	$1,326	$1,294	$-
Mortgage	4,016	4,196	-
Total real estate loans	5,342	5,490	-
Commercial	218	249	-
Consumer and other	62	61	-
	5,622	5,800	-

With an allowance recorded:
Real estate
Construction	$1,836	$1,879	$296
Mortgage	105	103	25
Total real estate loans	1,941	1,982	321
Commercial	85	741	40
Consumer and other	55	53	12
	2,081	2,776	373

Total
Real estate
Construction	$3,162	$3,173	$296
Mortgage	4,121	4,299	25
Total real estate loans	7,283	7,472	321
Commercial	303	990	40
Consumer and other	117	114	12
Total	$7,703	$8,576	$373

The following tables summarize information on impaired loans at and for the years ended December 31, 2011 and 2010.

	2011	2010
Impaired loans with specific allowance	$2,724,293	$2,134,648
Impaired loans with no specific allowance	6,169,778	5,568,593
Total impaired loans – year end	$8,894,071	$7,703,241

Related specific allowance – year end	$852,619	$373,484
Average recorded investment in impaired loans – year end	$8,697,564	$8,512,074
Impaired loans included in nonaccrual	$5,389,685	$4,805,658

Interest income on impaired loans other than nonaccrual loans is recognized on an accrual basis. Interest income on nonaccrual loans is recognized only as collected. During 2011 and 2010, interest income recognized on nonaccrual loans was $36,678 and $30,674, respectively. If the nonaccrual loans had been accruing interest at their original contracted rates, related income would have been $279,833 and $275,415 for 2011 and 2010, respectively.

A summary of current, past due and nonaccrual loans as of December 31, 2011 was as follows:

	Past Due	Past Due Over 90 days
(Dollars in Thousands)	30-89	and	Non-	Total		Total
	Days	Accruing	Accruing	Past Due	Current	Loans
Real estate
Construction	$1,379	$-	$3,479	$4,858	$6,826	$11,684
Mortgage	1,969	-	1,784	3,753	66,164	69,917
Total real estate loans	3,348	-	5,263	8,611	72,990	81,601
Commercial	547	-	116	663	7,020	7,683
Consumer and other	148	-	11	159	4,365	4,524
Totals	$4,043	$-	$5,390	$9,433	$84,375	$93,808

A summary of current, past due and nonaccrual loans as of December 31, 2010 was as follows:

	Past Due	Past Due Over 90 days
(Dollars in Thousands)	30-89	and	Non-	Total		Total
	Days	Accruing	Accruing	Past Due	Current	Loans
Real estate
Construction	$397	$-	$3,010	$3,407	$9,267	$12,674
Mortgage	768	-	1,533	2,301	73,849	76,150
Total real estate loans	1,165	-	4,543	5,708	83,116	88,824
Commercial	99	-	203	302	11,300	11,602
Consumer and other	63	-	60	123	4,749	4,872
Totals	$1,327	$-	$4,806	$6,133	$99,165	$105,298

At December 31, 2011 and December 31, 2010 there were no loans past due over 90 days and still accruing interest

Loans totaling $5,389,685 and $4,805,658 were in nonaccruing status at December 31, 2011 and December 31, 2010, respectively. When the ultimate collectability of a nonaccrual loan principal is in doubt, wholly or partially, all cash receipts are applied to the principal. When this doubt does not exist, cash receipts are applied under the contractual terms of the loan agreement.

Included in the loans above are particular loans that have been modified in order to maximize the collection of loan balances. If, for economic or legal reasons related to the customer’s financial difficulties, the Company grants a concession compared to the original terms and conditions on the loan, the modified loan is classified as a troubled debt restructuring (“TDR”).

During the third quarter of 2011, the Company adopted Accounting Standards Update (“ASU”) 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring (Topic 310), which modified guidance for identifying restructurings of receivables that constitute a TDR.  In complying with the provisions of the ASU, the Company did not identify any new TDRs.

As of December 31, 2011 there were four loans classified as TDR totaling $1,006,041. Of the four loans, two totaling $400,941 were performing while two totaling $605,099 were not performing. At December 31, 2010, the balance of TDR classified loans consists of four loans totaling $1,060,754, all of which were performing. All restructured loans resulted in either extended maturity or lowered rates and were included in the impaired loan balance.

All loans modified in troubled debt restructurings are evaluated for impairment. The nature and extent of impairment of TDRs, including those which have experienced a subsequent default, are considered in determining an appropriate level of allowance for credit losses.

Credit Indicators

Loans are categorized into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The following definitions are utilized for risk ratings, which are consistent with the definitions used in supervisory guidance:

Special Mention - Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date.

Substandard - Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2011 and 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

December 31, 2011

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Pass	$83,826	$7,964	$66,005	$73,969	$5,492	$4,365
Special mention	3,989	1,563	1,579	3,142	769	78
Substandard	5,863	2,057	2,333	4,390	1,392	81
Doubtful	130	100	-	100	30	-
Total	$93,808	$11,684	$69,917	$81,601	$7,683	$4,524

December 31, 2010

		Real Estate Loans
				Total
				Real
(Dollars in Thousands)				Estate		Consumer
	Total	Construction	Mortgage	Loans	Commercial	and Other
Pass	$98,620	$8,847	$76,150	$84,997	$9,793	$3,830
Special mention	1,378	681	-	681	551	146
Substandard	5,300	3,146	-	3,146	1,258	896
Doubtful	-	-	-	-	-	-
Total	$105,298	$12,674	$76,150	$88,824	$11,602	$4,872

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments consist of commitments to extend credit and standby letters of credit. Commitments to extend credit are legally binding agreements to lend to a customer at predetermined interest rates as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. A commitment involves, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheets. The Company’s exposure to credit loss in the event of nonperformance by the other party to the instrument is represented by the contractual notional amount of the instrument. Since certain commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Standby letters of credit are conditional commitments issued to guarantee a customer’s performance to a third party and have essentially the same credit risk as other lending facilities. Standby letters of credit often expire without being used. The Company believes that through various sources of liquidity, it has the necessary resources to meet obligations arising from these financial instruments.

The Company uses the same credit underwriting procedures for commitments to extend credit and standby letters of credit as it does for on-balance sheet instruments. The credit worthiness of each borrower is evaluated and the amount of collateral, if deemed necessary, is based on the credit evaluation. Collateral held for commitments to extend credit and standby letters of credit varies but may include accounts receivable, inventory, property, plant, equipment, and income-producing commercial properties.

The Company is not involved in off-balance-sheet contractual relationships, other than those disclosed in this report that could result in liquidity needs or other commitments or could significantly impact earnings.

The following table summarizes the Company’s off-balance-sheet financial instruments whose contractual amounts represent credit risk:

	December 31,
	2011	2010
Commitments to extend credit	$5,685,949	$5,855,857
Standby letters of credit	847,000	850,000

Management is not aware of any significant concentrations of loans to classes of borrowers or industries that would be affected similarly by economic conditions. At December 31, 2011, the Company was not committed to lend additional funds to borrowers having loans in nonaccrual status.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Premises and equipment consisted of the following:

	December 31,
	2011	2010
Land	$710,605	$710,605
Building and land improvements	2,670,688	2,581,459
Furniture and equipment	2,715,052	2,694,085
Total	6,096,345	5,986,149
Less, accumulated depreciation	(3,294,770)	(3,082,937)
Premises and equipment, net	$2,801,575	$2,903,212

Depreciation expense totaled $211,833 and $238,346 in 2011 and 2010, respectively.

OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2011
OTHER REAL ESTATE OWNED

NOTE 6 - OTHER REAL ESTATE OWNED

Transactions in other real estate owned for the years ended December 31, 2011 and 2010 are summarized below:

	December 31,
	2011	2010
Balance, beginning of year	$2,764,189	$340,000
Additions	1,706,317	2,491,189
Write downs	(164,864)	-
Sales	(1,015,565)	(67,000)
Balance, end of year	$3,290,077	$2,764,189

The Company recognized a net gain of $96,084 and a net loss of $17,000 on the sale of other real estate owned for the year ended December 31, 2011 and 2010, respectively.

Other real estate owned expense for 2011 and 2010 was $240,341 and $67,666, respectively, which includes gains and losses on sales.

DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS

NOTE 7 - DEPOSITS

At December 31, 2011, the scheduled maturities of time deposits were as follows:

Maturing in	Amount
2012	$73,423,235
2013	8,895,936
2014	318,350
2015	178,369
2016	36,709
Total	$82,852,599

There were no brokered deposits included in time deposits at December 31, 2011 or 2010.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

Certain parties (principally certain directors and officers of the Company, their immediate families and business interests) were loan customers of, and had other transactions in the normal course of business with the Company. Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than normal risk of collectibility. The aggregate dollar amount of loans to related parties was $3,391,117 and $3,755,550 at December 31, 2011 and 2010, respectively. During 2011 and 2010, $105,576 and $380,506 of new loans were made to related parties, respectively, and repayments totaled $470,009 and $1,155,604, respectively.

Legal services were provided to the Company in the ordinary course of business by a law firm in which two of the partners are directors of the Company. The amount paid to this law firm for services rendered during 2011 and 2010 was $89,855 and $40,542, respectively.

UNUSED LINES OF CREDIT	12 Months Ended
Dec. 31, 2011
UNUSED LINES OF CREDIT

NOTE 9- UNUSED LINES OF CREDIT

The Bank had available at the end of 2011 unused short-term lines of credit to purchase up to $11,500,000 of federal funds from unrelated correspondent institutions. The Bank also has a credit availability agreement with the Federal Home Loan Bank totaling 15 percent of the Bank’s qualifying assets as of any quarter end. As of December 31, 2011, the available credit totaled approximately $23,916,000 and there were no borrowings outstanding. Any borrowings from the FHLB will be secured by a blanket lien on all of the Bank's 1-4 family residential first lien mortgage loans and/or investment securities and the Federal Home Loan Bank stock that has a carrying value of $253,100 as of December 31, 2011.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits which arise primarily in the ordinary course of business. At December 31, 2011, management is not aware of any pending or threatened litigation or unasserted claims that could result in losses, if any, that would be material to the financial statements and should be disclosed.

The Company makes loans to individuals and small businesses for various personal and commercial purposes. Although the Company’s loan portfolio is diversified, a substantial portion of its borrowers’ ability to honor the terms of their loans is dependent on business and economic conditions in Colleton, Charleston, and Jasper counties and surrounding areas. The Company’s loan portfolio is not concentrated in loans to any single borrower or in a relatively small number of borrowers. Additionally, management is not aware of any concentrations of loans to classes of borrowers or industries that would be similarly affected by economic conditions.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY

NOTE 11 - SHAREHOLDERS’ EQUITY

At December 31, 2011 and 2010, the Company had 66,997 shares, held in treasury stock. During 2011 the Company did not purchase or sell any treasury stock. During 2010, the Company purchased 1,300 and shares. The Company did not sell any shares in 2010.

The ability of the Company to pay cash dividends is dependent upon receiving cash in the form of dividends from the Bank. However, certain restrictions exist regarding the ability of the Bank to transfer funds to Communitycorp in the form of cash dividends. Dividends to the Company are payable only from the undivided profits of the Bank. At December 31, 2011, the Bank’s undivided profits were $14,599,293. The Bank is authorized to pay cash dividends up to 100% of net income in any calendar year without obtaining the prior approval of the S.C. Commissioner of Banking provided that the Bank received a composite rating of one or two at the last Federal or State regulatory examination. Under Federal Reserve Board regulations, the amounts of loans or advances from the Bank to the parent company are also restricted.

OTHER OPERATING EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER OPERATING EXPENSES

NOTE 12 - OTHER OPERATING EXPENSES

Other operating expenses are summarized as follows:

	Years Ended December 31,
	2011	2010
Stationary, printing, and postage	$187,718	$184,413
Federal deposit insurance premiums	206,440	233,017
Professional fees	260,032	294,436
Directors’ fees	89,600	89,600
Telephone expenses	78,577	79,795
ATM surcharges	61,271	29,481
Other real estate owned expenses	240,341	67,666
Other	364,602	387,106
Total	$1,488,581	$1,365,514

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE 13 - INCOME TAXES

Income tax expense included in the consolidated statements of operations is summarized as follows:

	Years Ended December 31,
	2011	2010
Currently payable:
Federal	$(23,146)	$184,640
State	13,631	21,150
Total current	(9,515)	205,790
Deferred income tax benefit	(9,598)	(153,660)
Income tax expense (benefit)	$(19,113)	$52,130

The components of deferred tax assets and deferred tax liabilities are as follows:

	Years Ended December 31,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$399,251	$498,604
Deferred compensation	148,390	146,781
Capital loss carryforward	72,058	72,058
Nonaccrual loan interest income	225,482	164,355
Securities available-for-sale	-	34,106
Federal tax credits	67,403	67,403
Other	61,877	9,328
Total deferred tax assets	974,461	992,635
Less, valuation allowance	(70,358)	(70,358)
Net deferred tax assets	904,103	922,277

Deferred tax liabilities:
Securities available-for-sale	178,257	-
Accumulated depreciation	170,918	165,537
Other	54,492	53,539
Total deferred tax liabilities	403,667	219,076
Net deferred tax asset recognized	$500,436	$703,201

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2011, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with the capital loss carryforward and, accordingly, has established a valuation allowance only for this item. Net deferred tax assets are included in other assets at December 31, 2011 and 2010.

A reconciliation between the income tax expense and the amount computed by applying the Federal statutory rate of 34% to income before income taxes follows:

	Years Ended December 31,
	2011	2010
Tax expense at statutory rate	$96,489	$173,924
State income tax, net of federal income tax benefit	8,996	13,959
Tax-exempt interest income	(141,138)	(159,344)
Disallowed interest expense	12,723	15,905
Other, net	3,817	7,686
Total	$(19,113)	$52,130

It is the Company’s policy to recognize interest and penalties associated with uncertain tax positions as components of income taxes. The Company had analyzed the tax positions taken or expected to be taken in its tax returns and concluded that it has no liability related to uncertain tax positions. The federal and state tax returns are subject to examination for the years 2008, 2009 and 2010.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 14 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of significant financial instruments:

Cash and Due from Banks and Interest-bearing Deposits with Other Banks - The carrying amount is a reasonable estimate of fair value.

Federal Funds sold - The carrying amount is a reasonable estimate of fair value because these instruments typically have terms of one to seven days.

Time Deposits in other Banks - The carrying amount is a reasonable estimate of fair value.

Securities Available-for-Sale - The fair values of securities available-for-sale equal the carrying amounts, which are the quoted market prices. If quoted market prices are not available, fair values are based on quoted market prices of comparable securities.

Securities Held to Maturity - securities for which the Company has the positive intent and ability to hold to maturity are reported at cost, adjusted for premiums and discounts that are recognized in interest income using the interest method over the period to maturity or to call dates. The fair values of securities held-to-maturity are based on quoted market prices.  If quoted market prices are not available, fair values are based on quoted market prices of comparable securities.

Nonmarketable Equity Securities - The carrying amount of nonmarketable equity securities is a reasonable estimate of fair value since no ready market exists for these securities.

Loans Receivable - For certain categories of loans, such as variable rate loans which are repriced frequently and have no significant change in credit risk, fair values are based on the carrying amounts.  The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Deposits - The fair value of demand deposits, savings, and money market accounts is the amount payable on demand at the reporting date.  The fair values of certificates of deposit are estimated using a discounted cash flow calculation that applies current interest rates to a schedule of aggregated expected maturities.

Accrued Interest Receivable and Payable - The carrying value of these instruments is a reasonable estimate of fair value.

Off-Balance Sheet Financial Instruments - Fair values of off-balance sheet lending commitments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing.

The carrying values and estimated fair values of the Company’s financial instruments were as follows:

	December 31, 2011		December 31, 2010
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Amount	Value	Amount	Value
Financial Assets:
Cash and due from banks	$4,359,616	$4,359,616	$4,206,974	$4,206,974
Interest-bearing deposits with other banks	18,119,554	18,119,554	9,966,826	9,966,826
Federal funds sold	7,738,000	7,738,000	2,004,000	2,004,000
Time deposits in other banks	750,000	750,000	1,000,000	1,000,000
Securities available-for-sale	28,235,661	28,235,661	26,955,350	26,955,350
Securities held-to-maturity	299,921	308,955	299,885	309,023
Nonmarketable equity securities	259,100	259,100	302,300	302,300
Loans receivable, gross	93,808,071	93,635,540	105,297,684	105,748,184
Accrued interest receivable	664,266	664,266	785,859	785,859

Financial Liabilities:
Demand deposit, interest-bearing transaction, money market and savings accounts	$57,971,962	$57,971,962	$53,941,792	$53,941,792
Time deposits	82,852,599	83,081,840	83,642,029	84,001,754
Accrued interest payable	279,389	279,389	451,331	451,331

	Notional		Notional
	Amount		Amount
Off-Balance Sheet Financial Instruments:
Commitments	$5,685,949		$5,855,857
Standby letters of credit s	847,000		850,000

Generally accepted accounting principles (GAAP)1 provide a framework for measuring and disclosing fair value that requires disclosures about the fair value of assets and liabilities recognized in the balance sheet, whether the measurements are made on a recurring basis (for example, available-for-sale investment securities) or on a nonrecurring basis (for example, impaired loans).

Fair value is defined as the exchange in price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. Securities, available-for-sale, are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of the lower of cost or market accounting or the writing down of individual assets.

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine the fair value. These levels are:

Level 1 -	Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 -	Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 -	Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Securities Available for Sale - Securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange such as the New York Stock Exchange, Treasury securities that are traded by dealers or brokers in active over-the counter markets and money market funds. Level 2 securities include mortgage backed securities issued by government sponsored entities, municipal bonds and corporate debt securities. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Impaired Loans - The Company does not record loans at fair value on a recurring basis, however, from time to time, a loan is considered impaired and an allowance for loan loss is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan are considered impaired. Once a loan is identified as individually impaired, management measures the impairment. The fair value of impaired loans is estimated using one of several valuation methods, including the collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. Those impaired loans not requiring a specific allowance represent loans for which the fair value of expected repayments or collateral exceed the recorded investment in such loans. At December 31, 2011 and December 31, 2010, substantially all of the impaired loans were evaluated based upon the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the loan as nonrecurring Level 3.

Other Real Estate Owned - Foreclosed assets are adjusted to fair value upon transfer of the loans to other real estate owned. Real estate acquired in settlement of loans is recorded initially at estimated fair value of the property less estimated selling costs at the date of foreclosure. The initial recorded value may be subsequently reduced by additional allowances, which are charges to earnings if the estimated fair value of the property less estimated selling costs declines below the initial recorded value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset as nonrecurring Level 3.

The table below presents the Company’s assets measured at fair value on a recurring basis as of December 31, 2011, and December 31, 2010, aggregated by the level in the fair value hierarchy within which those measurements fall.

	Total	Level 1	Level 2	Level 3
December 31, 2011
Securities available for sale:
Government-sponsored enterprises	$16,149,087	$-	$16,149,087	$-
Mortgage-backed securities	3,183,989	-	3,183,989	-
Obligations of state and local governments	8,702,585	-	8,702,585	-
Other	200,000	-	200,000	-
Total	$28,235,661	$-	$28,235,661	$-

December 31, 2010
Securities available for sale:
Government-sponsored enterprises	$13,591,442	$-	$13,591,442	$-
Mortgage-backed securities	1,851,266	-	1,851,266	-
Obligations of state and local governments	11,312,642	-	11,312,642	-
Other	200,000	-	200,000	-
Total	$26,955,350	$-	$26,955,350	$-

There were no liabilities measured at fair value on a recurring basis at December 31, 2011 or December 31, 2010.

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The following table presents the assets measured at fair value on a nonrecurring basis at December 31, 2011 and December 31, 2010, aggregated by level in the fair value hierarchy within which those measurements fall.

	Total	Level 1	Level 2	Level 3
December 31, 2011
Impaired loans, net of specific allowance	$8,041,452	$-	$8,041,452	$-
Other real estate owned	3,290,077	-	3,290,077	-
Total assets at fair value	$11,331,529	$-	$11,331,529	$-

December 31, 2010
Impaired loans, net of specific allowance	$7,329,757	$-	$7,329,757	$-
Other real estate owned	2,764,189	-	2,764,189	-
Total assets at fair value	$10,093,946	$-	$10,093,946	$-

There were no liabilities measured at fair value on a nonrecurring basis at December 31, 2011 or December 31, 2010.

Impaired loans which are measured for impairment using the fair value of collateral for collateral dependent loans, had a carrying value of $8,894,071 at December 31, 2011 with a valuation allowance of $852,619. Impaired loans had a carrying value of $7,703,241 at December 31, 2010 with a valuation allowance of $373,484.

Other real estate owned, which is measured at the lower of carrying amount or fair value less costs to sell, had a net carrying value of $3,290,077 and $2,764,189 at December 31, 2011 and December 31, 2010, respectively. The write down of other real estate owned for the year ended December 31, 2011 was $164,864. For the year ended December 31, 2010 there was no write down of other real estate owned.

The Company has no assets or liabilities whose fair values are measured using level 3 inputs.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
REGULATORY MATTERS

NOTE 15 - REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum ratios of Tier 1 and total capital as a percentage of assets and off-balance-sheet exposures, adjusted for risk weights ranging from 0% to 100%. Tier 1 capital consists of common shareholders’ equity, excluding the unrealized gain or loss on securities available for sale, minus certain intangible assets. Tier 2 capital consists of the allowance for loan losses subject to certain limitations. Total capital for purposes of computing the capital ratios consists of the sum of Tier 1 and Tier 2 capital. Total regulatory minimum requirements are 4% for Tier 1 and 8% for total risk-based capital.

As of December 31, 2011 and 2010, management believes that the Bank is well capitalized under the regulatory framework for prompt-corrective action.

The following table summarizes the capital amounts and ratios of the Bank and the regulatory minimum requirements.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
(Dollars in Thousands)			Minimum		Minimum
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total capital (to risk-weighted assets)	$19,104	18.88%	$8,095	8.00%	$10,119	10.00%
Tier 1 capital (to risk-weighted assets)	17,831	17.62	4,048	4.00	6,071	6.00
Tier 1 average ratio	17,831	11.13	6,408	4.00	8,010	5.00

December 31, 2010
Total capital (to risk-weighted assets)	$19,129	16.49%	$9,283	8.00%	$11,604	10.00%
Tier 1 capital (to risk-weighted assets)	17,678	15.23	4,642	4.00	6,962	6.00
Tier 1 capital (to average assets)	17,678	11.15	6,340	4.00	7,925	5.00

The Federal Reserve Board has similar requirements for bank holding companies. The Company is currently not subject to these requirements because the Federal Reserve guidelines contain an exemption for bank holding companies with less than $500,000,000 in consolidated assets.

COMMUNITYCORP (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2011
COMMUNITYCORP (PARENT COMPANY ONLY)

NOTE 16 - COMMUNITYCORP (PARENT COMPANY ONLY)

Presented below are the condensed financial statements for Communitycorp (Parent Company Only).

Condensed Balance Sheets

	December 31,
	2011	2010
Assets
Cash	$49,197	$15,698
Investment in banking subsidiary	18,169,430	17,613,344
Non-marketable equity securities	6,000	6,000
Other assets	3,795	3,795
Total assets	$18,228,422	$17,638,837

Shareholders’ equity	$18,228,422	$17,638,837

Condensed Statements of Income

	Years Ended December 31,
	2011	2010
Income
Dividends from banking subsidiary	$150,000	$150,000
Other income	-	13
Total income	150,000	150,013

Expenses	-	410

Income before income taxes and equity in undistributed earnings of banking subsidiary	150,000	149,603

Income tax expense (benefit)	-	(130)

Equity in undistributed earnings of banking subsidiary	152,904	309,677

Net income	$302,904	$459,410

Condensed Statements of Cash Flows

	Years Ended December 31,
	2011	2010
Cash flows from operating activities
Net income	$302,904	$459,410
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of banking subsidiary	(152,904)	(309,677)
(Increase) decrease in other assets	-	(130)
Net cash provided by operating activities	150,000	149,603

Cash flows from financing activities
Cash dividends paid	(116,501)	(117,001)
Purchases of treasury stock	-	(98,401)
Net cash used by financing activities	(116,501)	(215,402)

Increase (decrease) in cash	33,499	(65,799)

Cash, beginning of year	15,698	81,497

Cash, ending of year	$49,197	$15,698

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements.  Nonrecognized subsequent events are events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date.  Management has reviewed events occurring through the date the financial statements were issued and no subsequent events occurred, requiring accrual or disclosure.